Shareholder Report, Holdings (Details)_5	Jun. 30, 2024
Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | The Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | The Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | The Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class R-6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R-6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R-6 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R-6 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R-6 | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R-6 | The Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R-6 | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R-6 | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R-6 | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R-6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%